PUBLIC OFFERING (Details)			1 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021 D $ / shares	Aug. 31, 2020 $ / shares shares	Aug. 31, 2020 $ / shares shares	Mar. 31, 2021 USD ($) D $ / shares	Dec. 31, 2020 USD ($) $ / shares
Public Offering [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares			17,250,000
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Public offering expiration period			5 years
Redemption of warrant holders stock price per share		0.01	$ 0.01
Underwriting discount percentage				2.00%	2.00%
Underwriting commission				3.50%	3.50%
Trust Account [Member]
Public Offering [Line Items]
Underwriter aggregate fee (in Dollars) | $				$ 6,038,000	$ 6,038,000
Over-Allotment Option [Member]
Public Offering [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares			17,250,000
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Underwriter aggregate fee (in Dollars) | $				$ 3,450,000	$ 3,450,000
IPO
Public Offering [Line Items]
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		0.50
Number of rights per unit | shares		1
Class A Common Stock
Public Offering [Line Items]
Par value common stock	$ 0.0001	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Share Price		11.50	11.50
Redemption of warrant holders stock price per share		18.00	18.00
Proposed Offering, description				In addition, if the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the "newly issued price"), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.	In addition, if the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the "newly issued price"), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.
Threshold period for warrants and rights expiration if the entity does not consummate a Business Combination	12 months
Number of trading days Class A common stock price must equal or exceeds $18.00 with 30-day trading period | D	20			20
Restrictions on transfer period of time after business combination completion	30 days
Class A Common Stock | IPO
Public Offering [Line Items]
Share Price		$ 11.50	$ 11.50